Offerings - Offering: 1	Nov. 13, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BANK5 2025-5YR18, Commercial Mortgage Pass-Through Certificates, Series 2025-5YR18
Amount Registered | shares	571,531,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 571,531,000
Amount of Registration Fee	$ 78,928.44
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.